Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Bank Properties and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years